Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Document Type	POS AM
Document Period End Date	Dec. 31, 2014
Entity Filer Category	Smaller Reporting Company